Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (unaudited, dollars in thousands, except per-share and stock price information)

	Fiscal Quarter
	First		Second (b)		Third (c)		Fourth (d)		Total
2013 (a):	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted
Net sales	$755,207	$755,207	$800,230	$800,230	$845,440	$845,440	$1,264,431	$1,264,431	$3,665,308	$3,665,308
Gross profit	182,492	185,246	192,323	195,250	226,777	227,599	257,595	259,360	859,187	867,455
Income from operations	103,246	106,000	107,270	110,197	141,960	142,782	121,131	122,896	473,607	481,875
Net income	60,613	62,294	64,465	66,252	84,180	84,682	227,025	228,101	436,283	441,329
Basic earnings per share	0.63	0.65	0.67	0.69	0.87	0.88	2.35	2.36	4.52	4.57
Diluted earnings per share	0.62	0.64	0.66	0.68	0.86	0.87	2.33	2.34	4.47	4.52
Stock price - high	44.93	44.93	50.78	50.78	61.32	61.32	64.39	64.39	64.39	64.39
Stock price - low	37.86	37.86	42.36	42.36	48.45	48.45	55.66	55.66	37.86	37.86
	Fiscal Quarter
	First (e)		Second (f)		Third (f)		Fourth (g)		Total
2012 (a):	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted
Net sales	$671,357	$671,357	$712,468	$712,468	$723,473	$723,473	$736,579	$736,579	$2,843,877	$2,843,877
Gross profit	145,135	141,834	158,015	159,160	163,102	162,922	174,339	170,819	640,591	634,735
Income from operations	169,110	165,809	83,858	85,003	92,072	91,892	98,419	94,899	443,459	437,603
Net income	17,844	15,826	45,154	45,854	39,791	39,681	61,031	58,879	163,820	160,240
Basic earnings per share	0.18	0.16	0.47	0.48	0.41	0.41	0.63	0.61	1.70	1.66
Diluted earnings per share	0.18	0.16	0.46	0.47	0.41	0.41	0.63	0.60	1.68	1.64
Stock price - high	30.62	30.62	29.80	29.80	36.68	36.68	38.67	38.67	38.67	38.67
Stock price - low	24.82	24.82	25.77	25.77	27.59	27.59	33.89	33.89	24.82	24.82
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Note: The sum of the quarters may not equal the total of the respective year’s earnings per share on either a basic or diluted basis due to changes in the weighted average shares outstanding throughout the year.

(a)	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost. See Note 2, Summary of Significant Accounting Policies, for more information.

(b)	Includes a $7.8 million non-cash pension curtailment charge ($5.0 million after tax or $0.05 per diluted share).

(c)
Includes a $3.1 million non-cash pension curtailment charge ($2.0 million after tax or $0.02 per diluted share), $1.5 million of acquisition-related costs ($1.0 million after tax or $0.01 per diluted share), and $2.7 million of acquisition-related financing costs ($1.8 million after tax or $0.02 per diluted share).

(d)
Includes Boise's results for the period of October 25, 2013, through December 31, 2013. The quarter also includes $166.0 million of income tax benefits from the reversal of the reserves for unrecognized tax benefits from alternative energy tax credits ($1.70 per diluted share), partially offset by $21.5 million of expense for the acquisition inventory step-up ($13.6 million after tax or $0.14 per diluted share), $15.8 million of acquisition-related costs ($10.0 million after tax or $0.10 per diluted share), $8.9 million of acquisition-related financing costs ($5.6 million after tax or $0.06 per diluted share), and $17.4 million of integration-related and other costs ($11.0 million after tax or $0.11 per diluted share).

(e)
During the first quarter of 2012, PCA amended its 2009 federal income tax return to reduce the gallons claimed as cellulosic biofuel producer credits previously recorded as a tax benefit and to increase those gallons claimed as alternative fuel mixture credits previously recorded as income. The increase in gallons claimed as alternative fuel mixture credits resulted in income of $95.5 million. The decrease in gallons claimed as cellulosic biofuel producer credits resulted in a decrease in tax benefits of $118.5 million, for a total decrease in net income of $23.0 million ($0.24 per diluted share).

(f)
The second and third quarters of 2012 include debt refinancing charges of $3.7 million ($2.5 million after tax or $0.03 per diluted share) and $21.1 million ($13.5 million after tax or $0.14 per diluted share), respectively.

(g)
Includes $3.4 million of income from state income tax adjustments ($0.03 per diluted share), partially offset by $2.0 million of plant closure charges ($1.4 million after tax or $0.01 per diluted share).